SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - Yerbae Brands Corp [Member] - USD ($)			12 Months Ended
	Sep. 16, 2024	Aug. 26, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable to bank			$ 3,802,000
Debt maturity period			April 2025
Outstanding shares of common stock, percentage			6.00%
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Frequency of periodic payment			monthly installments
Notes Payable Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Outstanding shares of common stock, percentage			2.90%	2.90%
Notes payable periodic payment			$ 543	$ 543
Notes Payable Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Outstanding shares of common stock, percentage			5.49%	5.49%
Notes payable periodic payment			$ 652	$ 652
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Outstanding shares of common stock, percentage			14.49%	14.49%
Debt instrument maturity date			Dec. 26, 2024	Dec. 26, 2024
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable to bank			$ 750,000
Outstanding shares of common stock, percentage			42.00%
Debt instrument maturity date			Jun. 11, 2025
Note payable fee amount			$ 86,786
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable to bank	$ 540,000		$ 540,000
Outstanding shares of common stock, percentage			8.00%
Debt instrument maturity date	Aug. 16, 2025		Aug. 16, 2025
Note payable fee amount			$ 40,000
Notes Payable Six [Member]
Short-Term Debt [Line Items]
Notes payable to bank			$ 60,000
Outstanding shares of common stock, percentage			16.70%
Debt instrument maturity date		Feb. 26, 2025	Feb. 26, 2025
Note payable fee amount			$ 10,000
Notes Payable Six [Member] | B E A Investments [Member]
Short-Term Debt [Line Items]
Notes payable to bank		$ 60,000
Outstanding shares of common stock, percentage			16.70%
Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Notes payable to bank			$ 230,000
Outstanding shares of common stock, percentage			15.00%
Note payable fee amount			$ 30,000
Notes Payable Eight [Member]
Short-Term Debt [Line Items]
Notes payable to bank			$ 330,000
Outstanding shares of common stock, percentage			10.00%
Debt instrument maturity date			Jun. 15, 2025
Note payable fee amount			$ 30,000
Notes Payable Nine [Member]
Short-Term Debt [Line Items]
Notes payable to bank			$ 24,000
Outstanding shares of common stock, percentage			16.70%
Debt instrument maturity date			Feb. 26, 2025
Note payable fee amount			$ 4,000